Taxation - Tax rates (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2024 HKD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2024 CNY (¥)
Income Taxes [Line Items]
Statutory tax rate (as a percentage)		25.00%	25.00%	25.00%
Tax exempt income rate (as a percent)		8.70%	6.50%	6.80%
Unrecognized tax liabilities related to undistributed profits						¥ 7,682.0
Mainland China
Income Taxes [Line Items]
Statutory tax rate (as a percentage)		25.00%			25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)		10.00%
Reduced withholding tax rate for beneficial owner (as a percentage)	5.00%
Accrued withholding tax liabilities						43.6
Withholding income tax rate for percentage of annual profits		10.00%
Unrecognized tax liabilities related to undistributed profits						768.0
Mainland China | VIEs
Income Taxes [Line Items]
Unrecognized tax liabilities related to undistributed profits						¥ 270.0
Mainland China | Shenzhen Lexin Software
Income Taxes [Line Items]
Preferential income tax rate (as a percentage) from 2022 to 2024		15.00%
Mainland China | Beihai Aurora and Beihai Lexin
Income Taxes [Line Items]
Preferential tax rate (as a percentage)		15.00%
Tax exempt income rate (as a percent)		40.00%
Preferential income tax rate (as a percentage) from 2024 to 2030		15.00%
Preferential income tax rate (as a percentage) from 2023 to 2027		9.00%
Mainland China | Shenzhen Lexin Information
Income Taxes [Line Items]
Preferential income tax rate (as a percentage) from 2023 to 2025		12.50%
Hong Kong
Income Taxes [Line Items]
Statutory tax rate (as a percentage)		16.50%
Preferential tax rate (as a percentage)		8.25%
Assessable profits | $		$ 2
Online direct sales and services income | Mainland China
Income Taxes [Line Items]
Value added tax rate (as a percent)		13.00%
Subscription fees, third-party sellers' commission fees, and financial services income | Mainland China
Income Taxes [Line Items]
Value added tax rate (as a percent)		6.00%